Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
(a)Transactions with TELUS Corporation
General
TELUS Corporation produces consolidated financial statements available for public use and is the ultimate parent and controlling party of TELUS International.
Recurring transactions
TELUS Corporation and its subsidiaries receive customer care, integrated business process outsourcing and information technology outsourcing services from us, and provide services (including people, network, finance, communications, and regulatory) to us.
We also participate in defined benefit pension plans that share risks between TELUS Corporation and its subsidiaries.

	2021			2020			2019
As at, or Year Ended December 31 (millions)	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total
Transactions with TELUS Corporation and subsidiaries
Revenues from services provided to	$—	$353	$353	$—	$310	$310	$—	$268	$268
Goods and services purchased from	—	(30)	(30)	—	(29)	(29)	—	(5)	(5)
	—	323	323	—	281	281	—	263	263
Receipts from related parties	—	(339)	(339)	—	(284)	(284)	—	(251)	(251)
Payments to related parties	20	—	20	38	—	38	27	—	27
Payments (made) collected by related parties on our behalf	(91)	53	(38)	(14)	(5)	(19)	(26)	(10)	(36)
Foreign exchange	—	(2)	(2)	—	(2)	(2)	—	—	—
Change in balance	(71)	35	(36)	24	(10)	14	1	2	3
Accounts with TELUS Corporation and subsidiaries
Balance, beginning of year	27	(9)	18	3	1	4	2	(1)	1
Balance, end of year	$(44)	$26	$(18)	$27	$(9)	$18	$3	$1	$4
Accounts with TELUS Corporation and subsidiaries
Due from	$—	$53	$53	$27	$22	$49	$3	$27	$30
Due to	(44)	(27)	(71)	—	(31)	(31)	—	(26)	(26)
	$(44)	$26	$(18)	$27	$(9)	$18	$3	$1	$4
In the consolidated statement of financial position, amounts due from affiliates and amounts due to affiliates are generally due 30 days from billing and are cash-settled on a gross basis.
In January 2021, we renewed our master service agreement with TELUS Corporation, which provides for a term of 10 years beginning in January 2021 and a minimum annual spend of $200 million, subject to adjustment in accordance with its terms.
Other transactions
On January 29, 2020, in connection with the acquisition of CCC, we issued 14,672,610 Class A common shares and 225,000 Class C common shares to TELUS Corporation for $126 million. The proceeds from these share issuances were used to finance the acquisition.
On April 1, 2020, we issued 3,535,470 Class C common shares for proceeds of $49 million to TELUS Corporation as consideration for the acquisition of MITS from TELUS Corporation, a common control transaction. We also issued 5,434,780 Class A common shares to TELUS Corporation for proceeds of $75 million to finance the buy-out of the non-controlling interest in Xavient Digital in April 2020.
On December 29, 2020, in connection with the acquisition of Lionbridge AI, we issued 7,552,089 Class A common shares to TELUS Corporation for $150 million. The proceeds from these share issuances were used to finance the acquisition.
Immediately prior to the Company’s IPO on February 3, 2021, all Class A, Class C, and Class D common shares held by TELUS Corporation were exchanged for Class B common shares, and these Class B common shares were then redesignated as multiple voting shares. Subsequent to such redesignations, we effected a 4.5-for-1 split of each of our outstanding multiple voting shares. On a post-split basis, TELUS Corporation held 152,988,315 multiple voting shares of TELUS International. On
February 3, 2021, and in connection with the Company’s IPO, TELUS Corporation converted 6,484,296 of our multiple voting shares to subordinate voting shares that were sold to new investors in the initial public offering.
(b)Transactions with Baring Private Equity Asia
General
Baring Private Equity Asia (Baring) exercises significant influence on TELUS International.
Recurring transactions
As at, and during the year ended December 31, 2021 and 2020, there were no balances due to or due from, or recurring transactions with, Baring.
Other transactions
On January 29, 2020, in connection with the acquisition of CCC, we issued 8,021,790 Class B common shares to Baring Private Equity Asia, for $68 million. The proceeds from these share issuances were used to finance the acquisition.
On September 29, 2020, Baring elected to exercise its option to purchase 4,816,138 Class B common shares for aggregate consideration of $67 million.
On December 29, 2020, in connection with the acquisition of Lionbridge AI, we issued 4,054,954 Class B common shares to Baring Private Equity Asia for $80 million. The proceeds from these share issuances were used to finance the acquisition.
Immediately prior to the Company’s IPO on February 3, 2021, all Class B common shares held by Baring were redesignated as multiple voting shares. Subsequent to such redesignations, we effected a 4.5-for-1 split of each of our outstanding multiple voting shares. On a post-split basis, Baring held 82,144,186 multiple voting shares of TELUS International. In connection with the Company’s IPO, Baring converted 15,068,329 of our multiple voting shares to subordinate voting shares that were sold to new investors in the initial public offering. On September 28, 2021, Baring converted 13,648,000 of our multiple voting shares to subordinate voting shares that were sold to new investors in a secondary public offering.
(c)Transactions with key management personnel
Our key management personnel have the authority and responsibility for overseeing, planning, directing and controlling our activities and consist of our Board of Directors and members our Senior Leadership Team. Total compensation expense and its composition for the key management personnel is as follows:

Years Ended December 31 (millions)	2021	2020	2019
Short-term benefits	$5	$4	$3
Post-employment pension(1) and other benefits	$1	$1	$1
Share-based compensation	$43	$5	$6
_________________________________________________
(1)Some of our Senior Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.
•In 2021, we awarded 863,755 RSUs, 192,064 PSUs, 579,949 Share Options, and 24,757 Phantom TELUS Corporation RSUs to our key management personnel, with a grant-date fair value of $22 million, $6 million, $3 million and $1 million, respectively.
•In 2020, there were no share-based compensation awards issued to our key management personnel.
•In 2019, we awarded 83,818 TELUS Phantom RSUs and 277,020 TELUS International Phantom RSUs with a grant-date-fair-value of $21.38 and $8.46, respectively. In 2019, we also granted 460,917 equity and cash-settled options with an exercise price of $8.46.
Employment agreements with members of the key management personnel typically provide for severance payments if an executive’s employment is terminated without cause: generally, 18 months of base salary and performance bonus, benefits and accrual of pension service in lieu of notice. In the event of a change in control, executive leadership team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.